Accrued Expenses and Other Current Liabilities (Details Textual)	Apr. 01, 2019	May 01, 2018
Accrued expenses and other current liabilities (Textual)
Value-added tax rate,	13.00%	17.00%
PRC [Member]
Accrued expenses and other current liabilities (Textual)
Value-added tax rate,		16.00%